Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting
Total revenue	$ 305,681	$ 532,874
Customer A
Segment Reporting
Total revenue	76,612	$ 269,057
Customer B
Segment Reporting
Total revenue	$ 45,396